Acquisition and Disposal (Tables)	6 Months Ended
Dec. 31, 2025
Acquisition and Disposal [Abstract]
Schedule of Fair Value of the Purchase Price

The following is a summary of the fair value of the purchase price and the preliminary allocation of the purchase price to the assets acquired and liabilities assumed:

RMB
Consideration transferred:
Stock consideration	2,102,028
Total fair value of purchase price	2,102,028

The following is a summary of the fair value of the purchase price and the preliminary allocation of the purchase price to the assets acquired and liabilities assumed:

RMB
Consideration transferred
Stock consideration	1,043,547
Total fair value of purchase price	1,043,547

Schedule of Purchase Price Allocation to Assets Acquired and Liabilities Assumed
Assets acquired	RMB
Cash and cash equivalents and restricted cash	120
Short term investments	306
Accounts receivable and contract assets	185
Amounts due from related parties	100
Other receivables and current assets	544
Inventories	1,973,463
Investments in affiliates	244
Property, plant, and equipment, net	10,231
Intangible asset (Note 2(j) and Note 12)	66,910
- Software Copyright	9,425
- Patent right	11,766
- Trademark rights	12,398
- Management Team	8,223
- Customer Relations and Sales Channels	9,109
- Scientific Research Collaboration and Intellectual Property Coordination	7,148
- Supply Chain and Production Qualifications	8,350
- Other Intangible Asset	491
Right of use asset	105
Total assets acquired	2,052,208

Liabilities Assumed
Accounts payables	126
Contract liabilities	233
Other payable and accrued expenses	17,730
Accrued payroll	139
Operating lease liabilities	309
Deferred tax liabilities	16,605
Total liabilities assumed	35,142
Total identifiable net assets acquired	2,017,066
Goodwill	84,962
Assets acquired	RMB
Cash and cash equivalents and restricted cash	2,392
Accounts receivable and contract assets	376
Amounts due from related parties	35,791
Other receivables and current assets	2,800
Inventories	2,453
Investments in affiliates	114,244
Property, plant, and equipment, net	6,925
Intangible asset (Note 2(j) and Note 12)	15,411
- Software Copyright	5,315
- Patent right	3,865
- Trademark rights	5,315
- Other Intangible Asset	916
Right of use asset	663
Total assets acquired	181,055

Liabilities Assumed
Accounts payables	384
Contract liabilities	7,116
Other payable and accrued expenses	4,389
Accrued payroll	350
Long-term loan	2,048
Operating lease liabilities	572
Deferred tax liabilities	726
Amount due to related parties	29,800
Total liabilities assumed	45,385
Total identifiable net assets acquired	135,670
Goodwill	907,877